Consolidated Balance Sheets (Parenthetical) ¥ in Thousands	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 CNY (¥) shares
Current liabilities of consolidated VIEs, excluding inter-company amounts, without recourse to the Company | ¥	¥ 537,320	¥ 526,994
Non-current liabilities of consolidated VIEs, excluding inter-company amounts, without recourse to the Company | ¥	¥ 61,197	¥ 68,127
Treasury stock, shares	5,807,088	2,044,080
Variable Interest Entity | Nonrecourse
Current liabilities of consolidated VIEs, excluding inter-company amounts, without recourse to the Company | ¥	¥ 228,861	¥ 231,408
Non-current liabilities of consolidated VIEs, excluding inter-company amounts, without recourse to the Company | ¥	¥ 17,305	¥ 29,870
Class A ordinary shares
Ordinary shares, authorized	680,000,000	680,000,000
Ordinary shares, issued	264,998,965	264,998,965
Ordinary shares, outstanding	259,191,877	262,954,885
Treasury stock, shares	5,807,088
Class B ordinary shares
Ordinary shares, authorized	320,000,000	320,000,000
Ordinary shares, issued	317,325,360	317,325,360
Ordinary shares, outstanding	317,325,360	317,325,360